GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
Summary of changes in goodwill

Successor	Merchant Services	Financial Institution Services	Total
Balance as of December 31, 2009	$501,198	$547,952	$1,049,150
Goodwill attributable to acquisition of TNB	—	26,898	26,898
Goodwill attributable to acquisition of NPC	456,326	—	456,326

Balance as of December 31, 2010	957,524	574,850	1,532,374

Balance as of December 31, 2011	$957,524	$574,850	$1,532,374

Schedule of intangible assets

	2011	2010
Customer relationship intangible assets	$1,139,319	$1,138,077
Trade name	41,000	41,000
Other intangible assets	3,567	985

	1,183,886	1,180,062

Less accumulated amortization on:
Customer relationship intangible assets	267,108	144,138
Other intangible assets	580	33

	267,688	144,171

	$916,198	$1,035,891

Schedule of estimated amortization expense of intangible assets

2012	$116,229
2013	110,881
2014	106,863
2015	103,845
2016	101,577